Share-Based Compensation - Valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
CMVT | Stock options 2021 plan
Valuation assumptions:
Expected dividend yield		0.00%	0.00%
Expected volatility		44.17%	43.82%
Expected term (years)		3 years 1 month 15 days	3 years 1 month 15 days
Risk-free interest rate		1.081%	0.223%
CMVT | Stock option 2023 plan
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.76%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	1.15%
Liqxtal Technology Inc | Stock option 2025 plan
Valuation assumptions:
Expected dividend yield	13.76%
Expected volatility	44.08%
Expected term (years)	3 years 18 days
Risk-free interest rate	1.1815%
Weighted average remaining contractual term, Balance (in years)	3 years 11 months 1 day